Abbey Capital Multi Asset Fund
Consolidated Schedule of Investments
November 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 49.9%	Shares	Value
Vanguard S&P 500 ETF (a)	748,319	$470,251,143
TOTAL EXCHANGE TRADED FUNDS (Cost $468,729,965)		470,251,143

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 20.6%	Par	Value
4.21%, 12/04/2025 (b)	3,542,000	3,540,859
3.86%, 12/11/2025 (b)	310,000	309,663
3.92%, 12/18/2025 (b)	12,253,000	12,230,414
4.23%, 01/02/2026 (b)	3,426,000	3,414,428
4.20%, 01/15/2026 (b)	1,014,000	1,009,210
3.91%, 01/22/2026 (b)	9,244,000	9,193,652
4.05%, 02/05/2026 (b)	2,291,000	2,275,291
4.01%, 02/12/2026 (b)	7,348,000	7,293,020
3.93%, 02/26/2026 (b)	5,112,000	5,066,253
3.92%, 03/05/2026 (b)	3,406,000	3,373,272
3.79%, 03/12/2026 (b)	6,414,000	6,347,799
3.78%, 03/19/2026 (b)	48,060,000	47,526,774
3.79%, 03/26/2026 (b)	12,227,000	12,082,425
3.77%, 04/02/2026 (b)	21,822,000	21,550,087
3.77%, 04/09/2026 (b)	3,889,000	3,837,973
3.77%, 04/16/2026 (b)	19,527,000	19,257,099
3.70%, 04/23/2026 (b)	15,814,000	15,584,672
3.76%, 04/30/2026 (b)	5,924,000	5,833,826
3.75%, 05/07/2026 (b)	9,711,000	9,556,600
3.77%, 05/14/2026 (b)	5,013,000	4,929,670
TOTAL U.S. TREASURY BILLS (Cost $194,191,614)		194,212,987

TOTAL INVESTMENTS - 70.5% (Cost $662,921,579)		664,464,130
Other Assets in Excess of Liabilities - 29.5%		277,990,345
TOTAL NET ASSETS - 100.0%		$942,454,475

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown is the annualized yield as of November 30, 2025.

Abbey Capital Multi Asset Fund
Consolidated Schedule of Futures Contracts
November 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	115	03/20/2026	$13,363,359	$25,094
3 Month Canadian Overnight Repo Rate Average	283	06/16/2026	49,521,709	8,891
3 Month Canadian Overnight Repo Rate Average	452	09/15/2026	79,106,873	28,831
3 Month Canadian Overnight Repo Rate Average	88	12/15/2026	15,395,828	9,276
3 Month Canadian Overnight Repo Rate Average	83	03/16/2027	14,510,671	10,403
3 Month Canadian Overnight Repo Rate Average	60	06/15/2027	10,480,518	(233)
3 Month Canadian Overnight Repo Rate Average	25	09/14/2027	4,363,528	(2,871)
3 Month Euribor	88	03/16/2026	25,012,010	(1,712)
3 Month Euribor	108	06/15/2026	30,705,956	(63,500)
3 Month Euribor	23	09/14/2026	6,539,231	(5,570)
3 Month Euribor	35	12/14/2026	9,948,466	(4,685)
3 Month Euribor	154	03/15/2027	43,755,381	(54,870)
3 Month Euribor	114	06/14/2027	32,373,812	3,713
3 Month Euribor	153	09/13/2027	43,426,872	(40,046)
3 Month Euribor	58	12/13/2027	16,453,221	(11,923)
3 Month Euribor	109	03/13/2028	30,901,736	(29,545)
3 Month Euribor	37	06/19/2028	10,483,677	(8,456)
3 Month Euribor	101	09/18/2028	28,601,490	(31,692)
3 Month Euribor	7	12/18/2028	1,981,368	(1,030)
3 Month New Zealand Treasury Bill	40	03/11/2026	22,819,609	(5,217)
3 Month New Zealand Treasury Bill	33	06/10/2026	18,821,564	(8,599)
3-Month Secured Overnight Financing Rate	156	12/15/2026	37,779,300	(8,825)
3-Month Secured Overnight Financing Rate	444	03/16/2027	107,620,050	(100,450)
3-Month Secured Overnight Financing Rate	110	06/15/2027	26,670,875	(18,050)
3-Month Secured Overnight Financing Rate	314	09/14/2027	76,129,300	(8,963)
3-Month Secured Overnight Financing Rate	127	12/14/2027	30,783,213	(14,575)
3-Month Secured Overnight Financing Rate	126	03/14/2028	30,528,225	(10,788)
3-Month Secured Overnight Financing Rate	135	06/20/2028	32,693,625	(6,350)
3-Month Secured Overnight Financing Rate	308	09/19/2028	74,551,400	(34,700)
3-Month Secured Overnight Financing Rate	61	12/19/2028	14,757,425	(1,350)
3-Month Secured Overnight Financing Rate	45	03/20/2029	10,881,000	1,875
3-Month Secured Overnight Financing Rate	17	06/18/2029	4,108,688	1,425
3-Month Secured Overnight Financing Rate	18	09/18/2029	4,348,575	1,288
3-Month Secured Overnight Financing Rate	19	12/18/2029	4,588,263	2,275
Arabica Coffee	88	03/19/2026	12,579,600	69,469
Arabica Coffee	12	05/18/2026	1,638,000	(23,419)
Arabica Coffee	1	07/21/2026	131,081	(2,456)
ASX SPI 200 Index	43	12/18/2025	6,073,757	(192,237)
AUD/USD Cross Currency Rate	139	12/15/2025	9,108,670	23,704
Austrailian Government 10 Year Bonds	83	12/15/2025	6,077,172	(153,512)
Brazilian Real/US Dollar Cross Currency Rate	6	12/30/2025	111,570	820
Brent Crude Oil	15	12/30/2025	935,700	(23,440)
British Pound/US Dollar Cross Currency Rate	140	12/15/2025	11,580,625	9,569
CAC40 10 Euro Index	214	12/19/2025	20,180,527	358,306
Canadian 10 Year Government Bonds	1,014	03/20/2026	89,206,168	224,244
Canadian 5 Year Bonds	521	03/20/2026	42,662,013	81,320
Canadian Canola Oil	11	01/14/2026	102,439	162
Canadian Canola Oil	10	03/13/2026	95,030	145
Canadian Dollar/US Dollar Cross Currency Rate	215	12/16/2025	15,399,375	13,980
Copper	73	03/27/2026	9,621,400	139,175
Copper	6	05/27/2026	797,625	31,125
Corn No. 2 Yellow	129	03/13/2026	2,887,988	(163)
Crude Soybean Oil	15	01/14/2026	468,450	4,902
Crude Soybean Oil	24	03/13/2026	756,720	6,294
Crude Soybean Oil	17	05/14/2026	538,968	(258)
Crude Soybean Oil	10	12/14/2026	312,240	7,182
Dollar Index	195	12/15/2025	19,384,560	(31,974)
Dow Jones Industrial Average Index	105	12/19/2025	25,065,075	437,175
Dow Jones U.S. Micro-Cap Total Stock Index	5	12/19/2025	119,358	1,054
Emini S&P 500 ESG Index	3	12/19/2025	903,540	37,795
Euro Half Dollars	1	12/15/2025	72,572	(28)
Euro STOXX 50 Dividend Index	8	12/18/2026	151,217	9,724
EURO STOXX 50 Index	3	12/19/2025	167,369	5,546
Euro STOXX 50 Quanto Index	428	12/19/2025	28,178,740	114,944
Euro STOXX Banks Index	71	12/19/2025	1,003,858	28,816
Euro/Japanese Yen Cross Currency Rate	100	12/15/2025	14,494,574	542,564
Euro/Pound Sterling Cross Currency Rate	4	12/15/2025	580,673	(1,861)
Euro/US Dollar Cross Currency Rate	7	12/15/2025	101,601	(1,468)
Euro/US Dollar Cross Currency Rate	234	12/15/2025	33,963,637	(319,018)
Euro-BOBL	51	12/08/2025	6,980,019	(24,843)
Euro-BTP Italian Government Bonds	437	12/08/2025	61,543,368	213,551
Euro-Bund	202	12/08/2025	30,208,236	(262,042)
Eurpoean Rapeseed	3	01/30/2026	84,111	203
Eurpoean Rapeseed	19	04/30/2026	527,741	(435)
Feeder Cattle	15	01/29/2026	2,429,813	(190,613)
Feeder Cattle	2	03/26/2026	317,850	(59,638)
Financial Select Sector Index	1	12/19/2025	164,315	(2,473)
French Government Bonds	77	12/08/2025	10,976,259	(5,442)
FTSE 100 Index	386	12/19/2025	49,796,892	1,665,661
FTSE Bursa Malaysia KLCI Index	21	12/31/2025	410,472	(2,523)
FTSE China A50 Index	1,296	12/30/2025	19,525,536	177,966
FTSE MIB Index	11	12/19/2025	554,014	12,242
FTSE/JSE Top 40 Index	165	12/18/2025	9,993,487	346,224
FTSE/MIB Index	36	12/19/2025	9,065,687	179,999
German Stock Index	26	12/19/2025	18,001,880	(38,480)
Gold	86	02/25/2026	36,592,140	1,079,140
Gold	5	04/28/2026	2,142,400	75,940
Hang Seng China Enterprises Index	7	12/30/2025	82,114	(461)
Hang Seng China Enterprises Index	116	12/30/2025	6,803,722	8,426
Hang Seng Index	4	12/30/2025	133,040	(715)
Hang Seng Index	130	12/30/2025	21,618,940	19,061
Hang Seng TECH Index	10	12/30/2025	361,242	(1,002)
Hard Red Winter Wheat	13	03/13/2026	342,875	(763)
IBEX 35 Composite Index	6	12/19/2025	114,055	2,561
IBEX 35 Index	12	12/19/2025	2,281,101	76,068
ICE 3 Month SONIA Rate	33	06/16/2026	10,532,821	(1,158)
ICE 3 Month SONIA Rate	228	09/15/2026	72,870,304	22,139
ICE 3 Month SONIA Rate	695	12/15/2026	222,264,581	106,706
ICE 3 Month SONIA Rate	146	03/16/2027	46,698,799	24,240
ICE 3 Month SONIA Rate	603	06/15/2027	192,832,529	95,075
ICE 3 Month SONIA Rate	329	09/14/2027	105,166,902	11,516
ICE 3 Month SONIA Rate	92	12/14/2027	29,396,196	3,260
ICE 3 Month SONIA Rate	83	03/14/2028	26,509,494	(2,681)
ICE 3 Month SONIA Rate	145	06/20/2028	46,292,573	(7,049)
ICE 3 Month SONIA Rate	200	09/19/2028	63,825,351	(14,246)
ICE 3 Month SONIA Rate	17	12/19/2028	5,422,623	(1,837)
ICE 3 Month SONIA Rate	11	03/20/2029	3,507,118	(794)
ICE European Climate Exchange Emissions	21	12/15/2025	2,028,823	162,878
ICE European Climate Exchange Emissions	77	12/14/2026	7,633,794	203,676
Industrial Select Sector Index	1	12/19/2025	154,970	1,720
JPNK400 Index	1	12/11/2025	19,455	1,590
Lean Hogs	18	06/12/2026	696,600	13,770
Live Cattle	34	02/27/2026	2,962,760	(177,010)
Live Cattle	9	04/30/2026	790,380	(26,020)
Live Cattle	7	06/30/2026	600,320	(11,760)
LME Aluminum Forward	87	12/15/2025	6,204,818	326,351
LME Aluminum Forward	78	01/19/2026	5,584,332	116,240
LME Aluminum Forward	79	02/16/2026	5,667,559	179,971
LME Copper Forward	28	12/15/2025	7,855,694	786,968
LME Copper Forward	16	01/19/2026	4,483,400	222,048
LME Copper Forward	10	02/16/2026	2,799,828	99,165
LME Lead Forward	20	12/15/2025	974,160	(20,840)
LME Lead Forward	20	01/19/2026	981,635	(44,396)
LME Lead Forward	1	02/16/2026	49,414	(1,564)
LME Nickel Forward	28	12/15/2025	2,464,652	(94,846)
LME Nickel Forward	30	01/19/2026	2,654,917	779
LME Nickel Forward	2	02/16/2026	177,691	1,867
LME Zinc Forward	45	12/15/2025	3,565,193	234,589
LME Zinc Forward	46	01/19/2026	3,555,524	126,939
LME Zinc Forward	45	02/16/2026	3,451,061	73,080
London Metals - Aluminum(a)	359	12/15/2025	25,603,790	1,256,462
London Metals - Aluminum(a)	316	03/16/2026	22,705,311	62,026
London Metals - Copper(a)	172	12/15/2025	48,256,406	4,313,406
London Metals - Copper(a)	115	03/16/2026	32,165,845	1,024,076
London Metals - Lead(a)	234	12/15/2025	11,397,672	(360,978)
London Metals - Lead(a)	87	03/16/2026	4,320,311	(188,758)
London Metals - Nickel(a)	124	12/15/2025	10,914,889	(314,898)
London Metals - Nickel(a)	9	03/16/2026	802,524	(75)
London Metals - Tin(a)	2	12/15/2025	392,440	40,108
London Metals - Tin(a)	1	03/16/2026	195,945	16,595
London Metals - Zinc(a)	267	12/15/2025	21,153,476	1,324,445
London Metals - Zinc(a)	193	03/16/2026	14,741,678	(19,792)
Long Gilt	445	03/27/2026	53,944,749	398,456
Low Sulphur Gas Oil	110	01/12/2026	7,367,250	(422,625)
Low Sulphur Gas Oil	19	02/12/2026	1,254,950	(44,250)
Low Sulphur Gas Oil	18	03/12/2026	1,172,700	(37,125)
Low Sulphur Gas Oil	7	04/10/2026	449,750	(21,500)
Mexican Peso/US Dollar Cross Currency Rate	552	12/15/2025	15,061,320	333,960
Micro Gold	3	02/25/2026	127,647	4,577
MSCI China A 50 Index	1	12/19/2025	64,665	(820)
MSCI EAFE Index	33	12/19/2025	4,651,185	27,975
MSCI Emerging Markets Index	153	12/19/2025	10,538,640	112,305
MSCI Singapore Index	213	12/30/2025	7,284,095	46,951
Nasdaq 100 Index	60	12/19/2025	30,578,400	400,244
Natural Gas	125	12/29/2025	6,062,500	241,484
Natural Gas	1	01/28/2026	44,180	(790)
Natural Gas	4	02/25/2026	152,920	(2,620)
Natural Gas	3	09/28/2026	123,090	(1,130)
New Zealand Dollar/US Dollar Cross Currency Rate	40	12/15/2025	2,297,000	5,875
Nifty 50 Index	319	12/30/2025	16,834,906	34,786
Nikkei 225 Index	42	12/11/2025	1,351,109	20,406
Nikkei 225 Index	9	12/11/2025	1,447,041	20,918
Nikkei 225 Index	79	12/11/2025	12,720,768	1,077,411
Nikkei 225 Index	10	12/11/2025	2,512,250	39,425
Nikkei 225 Index	36	12/11/2025	11,580,935	759,399
NY Harbor ULSD	165	12/31/2025	15,960,483	(1,106,438)
NY Harbor ULSD	24	01/30/2026	2,286,950	(141,779)
NY Harbor ULSD	23	02/27/2026	2,156,305	(133,514)
NY Harbor ULSD	8	03/31/2026	735,202	(48,489)
NY Harbor ULSD	11	11/30/2026	987,386	(19,555)
OMXS30 ESG Index	3	12/19/2025	85,587	2,401
OMXS30 Index	688	12/19/2025	20,360,570	795,804
Palladium	36	03/27/2026	5,422,680	289,380
Platinum	105	01/28/2026	8,846,250	772,340
Platinum	5	10/27/2026	124,436	6,389
Reformulated Gasoline Blendstock	181	12/31/2025	13,847,043	(645,275)
Reformulated Gasoline Blendstock	18	01/30/2026	1,374,786	(54,537)
Reformulated Gasoline Blendstock	13	02/27/2026	1,002,729	(45,486)
Reformulated Gasoline Blendstock	6	03/31/2026	512,719	(15,389)
Robusta Coffee	6	01/26/2026	273,900	(2,020)
Robusta Coffee	32	03/25/2026	1,412,160	1,430
Robusta Coffee	13	05/22/2026	563,550	10,360
Russell 2000 Index	144	12/19/2025	18,036,720	294,818
S&P 500 Index	128	12/19/2025	43,900,800	639,883
S&P Mid Cap 400 Index	5	12/19/2025	1,657,200	3,130
S&P/Toronto Stock Exchange 60 Index	79	12/18/2025	20,823,958	951,622
SGX FTSE Taiwan Index	181	12/30/2025	16,472,810	497,438
SGX TSI Iron Ore	7	12/31/2025	73,843	(1,267)
SGX TSI Iron Ore	492	01/30/2026	5,028,240	9,849
SGX TSI Iron Ore	63	02/27/2026	638,820	(1,900)
SGX TSI Iron Ore	38	03/31/2026	383,040	–
Short-term Euro-BTP	839	12/08/2025	105,282,667	32,385
Silver	106	03/27/2026	30,296,390	2,192,880
Silver	7	05/27/2026	2,015,545	227,330
South African Rand/US Dollar Cross Currency Rate	1	12/15/2025	29,188	63
Soybean Meal	85	01/14/2026	2,708,950	(28,700)
Soybean Meal	77	03/13/2026	2,496,340	(15,630)
Soybean Meal	31	05/14/2026	1,021,760	(5,970)
Soybeans	482	01/14/2026	27,419,775	508,896
Soybeans	366	03/13/2026	20,971,800	318,900
Soybeans	38	05/14/2026	2,194,975	8,525
Soybeans	11	11/13/2026	620,675	5,900
STOXX 600 Bank Spread Index	15	12/19/2025	287,186	18,109
STOXX 600 Utilities Index	9	12/19/2025	253,768	20,167
STOXX Euro ESG-X Index	30	12/19/2025	736,241	11,696
STOXX Europe 600 Index	1	12/19/2025	28,591	(104)
STOXX Europe 600 Index	68	12/19/2025	2,277,161	56,177
Sugar #11	3	02/27/2026	51,106	403
Swiss Franc/US Dollar Cross Currency Rate	15	12/15/2025	2,338,500	(30,088)
Tokyo Price Index	42	12/11/2025	908,671	53,320
TOPIX Index	115	12/11/2025	24,880,286	1,341,088
Two Year Canadian Government Bonds	605	03/20/2026	45,849,601	18,036
U.S. Treasury 10 Year Notes	1,454	03/20/2026	164,801,812	(31,211)
U.S. Treasury 2 Year Notes	842	03/31/2026	175,859,595	(28,179)
U.S. Treasury 5 Year Note	1,220	03/31/2026	133,914,062	7,031
U.S. Treasury Long Bonds	552	03/20/2026	64,825,500	63,062
U.S. Treasury Ultra Bonds	46	03/20/2026	5,563,125	4,711
US 3 Year Notes	6	03/31/2026	1,281,797	55
US Dollar/Chinese Renminbi Cross Currency Rate	1	12/15/2025	99,905	(559)
US Dollar/Chinese Renminbi Cross Currency Rate	2	12/15/2025	199,866	(893)
Utilities Select Sector Index	2	12/19/2025	182,780	4,280
Wheat	4	03/13/2026	107,700	(50)
XAV Health Care Select Sector Index	1	12/19/2025	159,210	4,600
				$23,656,584
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(18)	04/30/2026	$7,232,829	$ 604
10 Year Japanese Government Bonds	(10)	12/12/2025	864,697	4,334
3 Month Euribor	(82)	03/16/2026	23,306,645	7,020
3 Month Euribor	(48)	06/15/2026	13,647,092	4,061
3 Month Euribor	(413)	09/14/2026	117,421,851	(10,840)
3 Month Euribor	(21)	12/14/2026	5,969,080	(203)
3 Month Euribor	(4)	03/19/2029	1,131,688	(58)
3 Month Swiss Average Overnight Rate	(2)	06/16/2026	623,086	(16)
3-Month Secured Overnight Financing Rate	(41)	06/16/2026	9,886,125	(2,725)
3-Month Secured Overnight Financing Rate	(155)	09/15/2026	37,469,313	(18,325)
3-Month Secured Overnight Financing Rate	(318)	12/15/2026	77,011,650	(74,400)
3-Month Secured Overnight Financing Rate	(196)	06/15/2027	47,522,650	(52,663)
3-Year Korea Treasury Bonds	(343)	12/16/2025	24,619,780	76,966
ASX SPI 200 Index	(43)	12/18/2025	6,073,757	3,063
AUD/USD Cross Currency Rate	(5)	12/15/2025	327,650	(3,390)
Austrailian Government 10 Year Bonds	(543)	12/15/2025	39,757,887	101,974
Austrailian Government 3 Year Bonds	(3,333)	12/15/2025	231,194,127	1,069,668
Australian 90 Day Bank Bills	(364)	03/12/2026	236,324,064	98,458
Australian 90 Day Bank Bills	(587)	06/11/2026	381,067,769	162,066
Australian 90 Day Bank Bills	(116)	09/10/2026	75,297,345	48,753
Australian 90 Day Bank Bills	(78)	12/10/2026	50,624,789	22,225
Australian 90 Day Bank Bills	(17)	03/11/2027	11,032,260	5,123
Australian 90 Day Bank Bills	(20)	06/10/2027	12,977,862	5,740
Australian 90 Day Bank Bills	(18)	09/09/2027	11,679,220	3,376
Brent Crude Oil	(51)	12/30/2025	3,181,380	(29,360)
Brent Crude Oil	(7)	12/30/2025	436,660	(3,350)
Brent Crude Oil	(21)	01/30/2026	1,301,370	8,360
Brent Crude Oil	(16)	02/27/2026	987,680	7,750
Brent Crude Oil	(7)	10/30/2026	431,410	15,080
British Pound/US Dollar Cross Currency Rate	(106)	12/15/2025	8,768,187	(55,406)
Canadian Canola Oil	(32)	01/14/2026	298,006	(7,897)
Canadian Canola Oil	(2)	03/13/2026	19,006	(341)
Canadian Dollar/US Dollar Cross Currency Rate	(493)	12/16/2025	35,311,125	174,108
Class III Milk	(1)	02/03/2026	30,360	(60)
Consumer Discretionary Select Sector Index	(1)	12/19/2025	239,240	(3,250)
Corn No. 2 Yellow	(275)	03/13/2026	6,156,562	(112,425)
Corn No. 2 Yellow	(108)	05/14/2026	2,461,050	(44,325)
Corn No. 2 Yellow	(62)	07/14/2026	1,429,875	(4,050)
Corn No. 2 Yellow	(35)	12/14/2026	819,437	(11,975)
Cotton No.2	(612)	03/09/2026	19,801,260	469,580
Cotton No.2	(71)	05/06/2026	2,340,160	27,600
Crude Oil	(217)	12/19/2025	12,705,350	198,220
Crude Oil	(21)	01/20/2026	1,224,090	5,810
Crude Oil	(137)	02/20/2026	7,958,330	(60,400)
Crude Oil	(9)	03/20/2026	522,000	12,690
Crude Oil	(8)	11/20/2026	464,400	8,230
Crude Palm Oil	(20)	01/15/2026	497,036	3,424
Crude Palm Oil	(55)	02/13/2026	1,368,845	10,260
Crude Palm Oil	(30)	03/13/2026	748,094	6,286
Crude Palm Oil	(5)	04/15/2026	124,773	(998)
Crude Soybean Oil	(107)	01/14/2026	3,341,610	(130,195)
Crude Soybean Oil	(6)	03/13/2026	189,180	(4,248)
DAX Index	(1)	12/19/2025	138,476	(801)
Dollar Index	(34)	12/15/2025	3,379,872	(65,925)
E-mini Consumer Staples Select Sector	(2)	12/19/2025	160,160	(3,840)
Euro BUXL 30 Year Bonds	(148)	12/08/2025	19,543,055	63,285
Euro/US Dollar Cross Currency Rate	(8)	12/15/2025	1,161,150	(1,731)
Euro-BOBL	(294)	12/08/2025	40,237,755	2,112
Euro-Bund	(217)	12/08/2025	32,451,422	(9,352)
Euro-Schatz	(1,838)	12/08/2025	228,147,794	26,520
Eurpoean Rapeseed	(53)	01/30/2026	1,485,957	(40,772)
French Government Bonds	(99)	12/08/2025	14,112,333	(111,266)
Frozen Concentrated Orange Juice	(23)	01/09/2026	538,373	132,638
FTSE China A50 Index	(67)	12/30/2025	1,009,422	(1,362)
German Stock Index	(2)	12/19/2025	1,384,760	(32,432)
Hard Red Winter Wheat	(210)	03/13/2026	5,538,750	45,251
Hard Red Winter Wheat	(31)	05/14/2026	835,450	(16,400)
Indian Rupee/US Dollar Cross Currency Rate	(4)	12/29/2025	89,296	200
Indian Rupee/US Dollar Cross Currency Rate	(1)	12/29/2025	55,870	390
Japanese 10 Year Government Bonds	(220)	12/15/2025	190,317,852	1,627,877
Japanese Yen/US Dollar Cross Currency Rate	(835)	12/15/2025	66,909,594	3,014,607
Lean Hogs	(137)	02/13/2026	4,438,800	(81,050)
Lean Hogs	(66)	04/15/2026	2,241,360	(44,610)
Light Sweet Crude Oil	(6)	12/18/2025	175,650	3,750
Live Cattle	(10)	02/27/2026	871,400	(30,840)
Live Cattle	(7)	04/30/2026	614,740	(24,990)
Live Cattle	(1)	08/31/2026	84,510	(2,870)
LME Aluminum Forward	(87)	12/15/2025	6,204,818	(127,517)
LME Aluminum Forward	(78)	01/19/2026	5,584,332	(179,282)
LME Aluminum Forward	(9)	02/16/2026	645,671	(13,118)
LME Copper Forward	(28)	12/15/2025	7,855,694	(473,790)
LME Copper Forward	(16)	01/19/2026	4,483,400	(181,256)
LME Lead Forward	(20)	12/15/2025	974,160	28,640
LME Lead Forward	(20)	01/19/2026	981,635	19,540
LME Lead Forward	(9)	02/16/2026	444,728	10,403
LME Nickel Forward	(28)	12/15/2025	2,464,652	114,988
LME Nickel Forward	(30)	01/19/2026	2,654,917	84,995
LME Nickel Forward	(27)	02/16/2026	2,398,825	(9,568)
LME Zinc Forward	(45)	12/15/2025	3,565,193	(201,443)
LME Zinc Forward	(46)	01/19/2026	3,555,524	(92,062)
LME Zinc Forward	(4)	02/16/2026	306,761	(5,154)
London Cocoa	(76)	03/16/2026	4,093,453	155,832
London Cocoa	(43)	05/13/2026	2,323,432	79,025
London Cocoa	(10)	07/16/2026	542,186	8,061
London Metals - Aluminum(a)	(359)	12/15/2025	25,603,790	(247,886)
London Metals - Aluminum(a)	(52)	03/16/2026	3,736,317	(65,248)
London Metals - Copper(a)	(172)	12/15/2025	48,256,406	(2,316,376)
London Metals - Copper(a)	(8)	03/16/2026	2,237,624	(73,097)
London Metals - Lead(a)	(234)	12/15/2025	11,397,672	231,467
London Metals - Lead(a)	(217)	03/16/2026	10,775,949	184,462
London Metals - Nickel(a)	(124)	12/15/2025	10,914,889	374,767
London Metals - Nickel(a)	(108)	03/16/2026	9,630,291	99,547
London Metals - Tin(a)	(2)	12/15/2025	392,440	(41,754)
London Metals - Zinc(a)	(267)	12/15/2025	21,153,476	(880,685)
London Metals - Zinc(a)	(24)	03/16/2026	1,833,162	(27,141)
Long Gilt	(44)	03/27/2026	5,333,863	(57,501)
Low Sulphur Gas Oil	(2)	01/12/2026	133,950	(1,750)
Lumber	(1)	01/15/2026	14,960	1,045
Maize	(8)	03/05/2026	87,026	145
MIAX Red Wheat FutMar26	(72)	03/13/2026	2,080,800	16,663
MIAX Red Wheat FutMay26	(27)	05/14/2026	790,087	8,037
Milling Wheat No. 2	(639)	03/10/2026	6,969,750	261,122
Milling Wheat No. 2	(179)	05/11/2026	1,988,750	73,566
Milling Wheat No. 2	(28)	09/10/2026	321,649	6,716
Natural Gas	(4)	12/29/2025	194,000	(23,380)
Natural Gas	(100)	12/30/2025	2,487,770	165,041
Natural Gas	(31)	01/28/2026	1,369,580	(76,020)
Natural Gas	(10)	01/29/2026	225,037	21,268
Natural Gas	(46)	02/25/2026	1,758,580	(51,860)
Natural Gas	(23)	03/27/2026	850,770	30,970
New Zealand Dollar/US Dollar Cross Currency Rate	(266)	12/15/2025	15,275,050	183,040
NY Harbor ULSD	(9)	12/31/2025	870,572	8,530
Oats	(3)	03/13/2026	47,625	(1,488)
OMXS30 Index	(3)	12/19/2025	88,782	(2,836)
Robusta Coffee	(1)	03/25/2026	44,130	(570)
Rough Rice	(37)	01/14/2026	745,550	47,550
S&P Mid Cap 400 Index	(3)	12/19/2025	994,320	(25,020)
S&P Real Estate Select Sector Stock Index	(2)	12/19/2025	101,875	(1,650)
SGX Technically Specified Rubber 20	(2)	12/30/2025	17,270	(40)
Soybean Meal	(51)	01/14/2026	1,625,370	(62,030)
Soybean Meal	(18)	03/13/2026	583,560	11,650
Sugar #11	(1,102)	02/27/2026	18,772,790	533,659
Sugar #11	(601)	04/30/2026	9,915,058	(25,838)
Sugar #11	(21)	06/30/2026	345,274	27,541
Sugar #11	(11)	09/30/2026	184,554	13,171
Swiss Franc/US Dollar Cross Currency Rate	(6)	12/15/2025	935,400	(3,800)
U.S. Treasury 2 Year Notes	(40)	03/31/2026	8,354,375	836
U.S. Treasury Ultra Bonds	(33)	03/20/2026	3,990,937	(12,375)
UK Natural Gas	(80)	12/30/2025	2,471,596	160,548
UK Natural Gas	(20)	01/29/2026	556,990	44,050
US Cocoa	(85)	03/16/2026	4,678,400	355,290
US Cocoa	(29)	05/13/2026	1,598,190	89,290
Wheat	(442)	03/13/2026	11,900,850	110,381
Wheat	(54)	05/14/2026	1,476,225	(11,263)
Wheat	(8)	07/14/2026	222,000	200
White Maize	(12)	03/24/2026	266,912	(10,848)
White Sugar	(189)	02/13/2026	4,115,475	(835)
White Sugar	(83)	04/15/2026	1,787,820	5,765
WTI Light Sweet Crude Oil	(10)	12/18/2025	585,500	760
WTI Light Sweet Crude Oil	(9)	01/16/2026	524,610	7,210
WTI Light Sweet Crude Oil	(2)	02/19/2026	116,180	390
WTI Light Sweet Crude Oil	(2)	03/19/2026	116,000	3,380
WTI Light Sweet Crude Oil	(1)	04/20/2026	58,010	80
Yellow Maize	(1)	03/24/2026	21,775	(748)
				$4,652,710
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$28,309,294

The Fund has recorded an asset of $5,372,401 as of November 30, 2025 related to the current day's variation margin related to these contracts.

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

Abbey Capital Multi Asset Fund
Schedule of Forward Currency Contracts
November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
SG Americas Securities LLC	12/01/2025	AUD	600,000	CAD	549,854	$(430)
SG Americas Securities LLC	12/15/2025	AUD	15,000,000	CAD	13,771,700	(35,352)
SG Americas Securities LLC	12/15/2025	AUD	446,047	EUR	250,000	1,907
SG Americas Securities LLC	12/15/2025	AUD	10,400,000	JPY	1,053,242,636	58,927
SG Americas Securities LLC	12/01/2025	AUD	600,000	NZD	684,373	254
SG Americas Securities LLC	12/02/2025	AUD	800,000	NZD	913,465	(235)
SG Americas Securities LLC	12/15/2025	AUD	31,600,000	NZD	36,469,710	(242,594)
SG Americas Securities LLC	12/01/2025	AUD	66,076,360	USD	43,154,131	137,077
SG Americas Securities LLC	12/02/2025	AUD	61,920,760	USD	40,481,180	87,824
SG Americas Securities LLC	12/15/2025	AUD	10,700,000	USD	7,022,181	(10,971)
SG Americas Securities LLC	12/17/2025	AUD	31,107,000	USD	20,504,781	(121,463)
SG Americas Securities LLC	12/01/2025	BRL	44,045,352	USD	8,168,375	76,686
SG Americas Securities LLC	12/02/2025	BRL	38,833,811	USD	7,150,036	117,557
SG Americas Securities LLC	01/02/2026	BRL	23,076,548	USD	4,300,000	(11,184)
SG Americas Securities LLC	02/03/2026	BRL	38,959,492	USD	7,150,035	35,681
SG Americas Securities LLC	12/01/2025	CAD	549,827	AUD	600,000	411
SG Americas Securities LLC	12/15/2025	CAD	549,522	AUD	600,000	450
SG Americas Securities LLC	12/15/2025	CAD	1,625,655	EUR	1,000,000	2,929
SG Americas Securities LLC	12/15/2025	CAD	9,800,000	JPY	1,082,437,206	76,405
SG Americas Securities LLC	12/01/2025	CAD	2,689,582	USD	1,921,288	3,655
SG Americas Securities LLC	12/15/2025	CAD	700,000	USD	498,475	2,909
SG Americas Securities LLC	12/17/2025	CAD	29,937,589	USD	21,380,992	64,617
SG Americas Securities LLC	12/15/2025	CHF	14,307,652	EUR	15,500,000	(147,268)
SG Americas Securities LLC	12/17/2025	CHF	4,510,926	EUR	4,900,000	(60,735)
SG Americas Securities LLC	12/01/2025	CHF	133,078	GBP	125,000	301
SG Americas Securities LLC	12/15/2025	CHF	2,088,593	GBP	2,000,000	(40,905)
SG Americas Securities LLC	12/15/2025	CHF	6,500,000	JPY	1,264,054,805	3,886
SG Americas Securities LLC	12/01/2025	CHF	13,853,438	USD	17,204,424	51,397
SG Americas Securities LLC	12/02/2025	CHF	577,000	USD	718,271	521
SG Americas Securities LLC	12/15/2025	CHF	7,000,000	USD	8,831,661	(95,894)
SG Americas Securities LLC	12/17/2025	CHF	18,789,961	USD	23,800,854	(344,820)
SG Americas Securities LLC	12/09/2025	CLP	659,455,980	USD	700,000	10,683
SG Americas Securities LLC	12/10/2025	CLP	94,132,830	USD	100,000	1,447
SG Americas Securities LLC	12/12/2025	CLP	283,272,490	USD	300,000	5,292
SG Americas Securities LLC	12/15/2025	CLP	93,604,980	USD	100,000	886
SG Americas Securities LLC	12/17/2025	CLP	5,245,177,818	USD	5,550,028	103,338
SG Americas Securities LLC	12/19/2025	CLP	92,336,530	USD	100,000	(474)
SG Americas Securities LLC	12/22/2025	CLP	370,963,500	USD	400,000	(135)
SG Americas Securities LLC	12/26/2025	CLP	845,192,537	USD	900,000	11,101
SG Americas Securities LLC	12/01/2025	CNH	21,875,136	USD	3,090,413	4,724
SG Americas Securities LLC	12/02/2025	CNH	7,068,766	USD	1,000,156	90
SG Americas Securities LLC	12/15/2025	CNH	145,468,130	USD	20,500,000	104,431
SG Americas Securities LLC	12/17/2025	CNH	158,529,522	USD	22,370,481	87,378
SG Americas Securities LLC	01/21/2026	CNH	48,830,527	USD	6,921,737	10,839
SG Americas Securities LLC	12/09/2025	COP	1,940,880,000	USD	500,000	16,106
SG Americas Securities LLC	12/12/2025	COP	374,397,516	USD	100,000	(478)
SG Americas Securities LLC	12/15/2025	COP	374,424,316	USD	100,000	(507)
SG Americas Securities LLC	12/17/2025	COP	14,742,268,955	USD	3,700,019	216,419
SG Americas Securities LLC	12/18/2025	COP	371,184,316	USD	100,000	(1,403)
SG Americas Securities LLC	12/19/2025	COP	378,594,316	USD	100,000	554
SG Americas Securities LLC	12/22/2025	COP	1,874,054,316	USD	500,000	(2,434)
SG Americas Securities LLC	12/30/2025	COP	380,669,316	USD	100,000	969
SG Americas Securities LLC	12/17/2025	CZK	72,998,373	EUR	3,000,000	19,975
SG Americas Securities LLC	12/15/2025	CZK	2,083,326	USD	100,000	17
SG Americas Securities LLC	12/15/2025	EUR	5,750,000	AUD	10,187,491	3,049
SG Americas Securities LLC	12/15/2025	EUR	8,625,000	CAD	14,024,613	(27,650)
SG Americas Securities LLC	12/17/2025	EUR	7,350,000	CHF	6,837,997	1,712
SG Americas Securities LLC	12/17/2025	EUR	200,000	CZK	4,831,725	341
SG Americas Securities LLC	12/15/2025	EUR	12,300,000	GBP	10,874,754	(108,860)
SG Americas Securities LLC	12/17/2025	EUR	15,800,000	GBP	13,909,983	(59,356)
SG Americas Securities LLC	12/01/2025	EUR	100,000	HUF	38,173,588	(75)
SG Americas Securities LLC	12/15/2025	EUR	100,000	HUF	38,242,470	(80)
SG Americas Securities LLC	12/17/2025	EUR	250,000	HUF	95,696,060	(398)
SG Americas Securities LLC	12/15/2025	EUR	9,000,000	JPY	1,616,082,579	87,331
SG Americas Securities LLC	12/17/2025	EUR	29,400,000	JPY	5,239,082,696	538,333
SG Americas Securities LLC	12/01/2025	EUR	2,044,614	NOK	24,118,293	(10,825)
SG Americas Securities LLC	12/02/2025	EUR	1,125,000	NOK	13,227,927	(1,676)
SG Americas Securities LLC	12/15/2025	EUR	5,125,000	NOK	60,497,478	(26,423)
SG Americas Securities LLC	12/17/2025	EUR	6,997,959	NOK	82,570,189	(31,482)
SG Americas Securities LLC	12/01/2025	EUR	300,000	PLN	1,271,173	(159)
SG Americas Securities LLC	12/15/2025	EUR	500,000	PLN	2,114,898	1,312
SG Americas Securities LLC	12/17/2025	EUR	1,297,350	PLN	5,539,201	(10,540)
SG Americas Securities LLC	12/15/2025	EUR	125,000	SEK	1,373,602	(465)
SG Americas Securities LLC	12/17/2025	EUR	6,099,502	SEK	67,161,604	(37,181)
SG Americas Securities LLC	12/01/2025	EUR	69,175,577	USD	80,166,242	114,714
SG Americas Securities LLC	12/02/2025	EUR	68,361,577	USD	79,202,302	138,317
SG Americas Securities LLC	12/15/2025	EUR	9,250,000	USD	10,749,002	(5,431)
SG Americas Securities LLC	12/17/2025	EUR	35,314,000	USD	41,371,080	(350,264)
SG Americas Securities LLC	12/15/2025	GBP	3,250,000	AUD	6,506,003	38,944
SG Americas Securities LLC	12/01/2025	GBP	125,000	CHF	133,255	(520)
SG Americas Securities LLC	12/15/2025	GBP	625,000	CHF	658,215	5,882
SG Americas Securities LLC	12/02/2025	GBP	525,531	EUR	600,000	(721)
SG Americas Securities LLC	12/15/2025	GBP	2,209,546	EUR	2,500,000	21,106
SG Americas Securities LLC	12/17/2025	GBP	6,337,769	EUR	7,200,000	25,781
SG Americas Securities LLC	12/15/2025	GBP	6,375,000	JPY	1,293,814,365	139,803
SG Americas Securities LLC	12/01/2025	GBP	74,047,274	USD	97,872,276	143,588
SG Americas Securities LLC	12/02/2025	GBP	300,000	USD	396,451	657
SG Americas Securities LLC	12/15/2025	GBP	4,750,000	USD	6,252,535	35,037
SG Americas Securities LLC	12/17/2025	GBP	25,340,000	USD	34,010,116	(467,513)
SG Americas Securities LLC	12/01/2025	HUF	38,157,112	EUR	100,000	25
SG Americas Securities LLC	12/15/2025	HUF	154,104,120	EUR	400,000	3,766
SG Americas Securities LLC	12/17/2025	HUF	1,679,350,643	EUR	4,350,000	50,203
SG Americas Securities LLC	12/01/2025	HUF	32,945,778	USD	100,050	175
SG Americas Securities LLC	12/02/2025	HUF	31,656	USD	96	0
SG Americas Securities LLC	12/15/2025	HUF	2,320,008,380	USD	7,000,000	50,966
SG Americas Securities LLC	12/17/2025	HUF	4,398,826,756	USD	13,104,794	262,258
SG Americas Securities LLC	12/17/2025	IDR	39,069,799,190	USD	2,350,000	(4,536)
SG Americas Securities LLC	12/22/2025	IDR	5,001,527,338	USD	300,000	242
SG Americas Securities LLC	12/15/2025	ILS	10,890,686	USD	3,400,000	(55,350)
SG Americas Securities LLC	12/17/2025	ILS	18,108,752	USD	5,600,000	(38,457)
SG Americas Securities LLC	12/10/2025	INR	348,264,557	USD	3,900,000	(8,922)
SG Americas Securities LLC	12/17/2025	INR	1,336,697,725	USD	15,064,574	(135,423)
SG Americas Securities LLC	12/22/2025	INR	8,880,342	USD	100,000	(844)
SG Americas Securities LLC	12/31/2025	INR	17,845,971	USD	200,000	(836)
SG Americas Securities LLC	03/18/2026	INR	38,075	USD	423	0
SG Americas Securities LLC	12/02/2025	JPY	126,785,530	EUR	700,000	(436)
SG Americas Securities LLC	12/15/2025	JPY	306,395,465	EUR	1,700,000	(9,213)
SG Americas Securities LLC	12/17/2025	JPY	460,110,200	EUR	2,550,000	(10,122)
SG Americas Securities LLC	12/15/2025	JPY	308,089,586	GBP	1,500,000	(9,402)
SG Americas Securities LLC	12/15/2025	JPY	595,545,224	NZD	6,800,000	(86,049)
SG Americas Securities LLC	12/01/2025	JPY	11,133,806,489	USD	71,244,480	53,820
SG Americas Securities LLC	12/02/2025	JPY	46,977,555	USD	300,945	(82)
SG Americas Securities LLC	12/15/2025	JPY	512,500,000	USD	3,313,936	(26,660)
SG Americas Securities LLC	12/17/2025	JPY	1,922,486,591	USD	12,561,502	(227,264)
SG Americas Securities LLC	12/08/2025	KRW	2,200,226,448	USD	1,500,000	(3,097)
SG Americas Securities LLC	12/10/2025	KRW	144,323,000	USD	100,000	(1,800)
SG Americas Securities LLC	12/12/2025	KRW	8,977,965,553	USD	6,100,000	9,447
SG Americas Securities LLC	12/17/2025	KRW	16,751,482,386	USD	11,582,639	(180,159)
SG Americas Securities LLC	12/26/2025	KRW	147,082,000	USD	100,000	167
SG Americas Securities LLC	03/18/2026	KRW	68,214,975	USD	46,674	(42)
SG Americas Securities LLC	12/01/2025	MXN	16,307,078	USD	887,845	2,934
SG Americas Securities LLC	12/02/2025	MXN	8,241,386	USD	449,895	247
SG Americas Securities LLC	12/15/2025	MXN	188,000,000	USD	10,252,921	1,413
SG Americas Securities LLC	12/17/2025	MXN	688,833,991	USD	37,033,941	529,951
SG Americas Securities LLC	12/01/2025	NOK	24,067,899	EUR	2,044,666	5,784
SG Americas Securities LLC	12/15/2025	NOK	8,777,331	EUR	750,000	(3,640)
SG Americas Securities LLC	12/17/2025	NOK	133,326,089	EUR	11,384,634	(47,937)
SG Americas Securities LLC	12/01/2025	NOK	4,119,333	USD	405,321	1,805
SG Americas Securities LLC	12/02/2025	NOK	3,041,994	USD	300,007	642
SG Americas Securities LLC	12/15/2025	NOK	57,249,472	USD	5,700,000	(42,057)
SG Americas Securities LLC	12/17/2025	NOK	60,168,779	USD	5,948,506	(2,088)
SG Americas Securities LLC	12/01/2025	NZD	685,885	AUD	600,000	614
SG Americas Securities LLC	12/15/2025	NZD	21,544,917	AUD	18,800,000	56,872
SG Americas Securities LLC	12/01/2025	NZD	1,150,000	USD	658,177	1,954
SG Americas Securities LLC	12/02/2025	NZD	50,000	USD	28,693	10
SG Americas Securities LLC	12/15/2025	NZD	1,100,000	USD	625,569	6,283
SG Americas Securities LLC	12/17/2025	NZD	20,818,000	USD	12,025,993	(66,725)
SG Americas Securities LLC	12/17/2025	PEN	5,646,786	USD	1,600,000	78,410
SG Americas Securities LLC	12/17/2025	PHP	63,483,540	USD	1,100,000	(17,949)
SG Americas Securities LLC	12/22/2025	PHP	5,879,701	USD	100,000	206
SG Americas Securities LLC	12/01/2025	PLN	1,269,465	EUR	300,000	(309)
SG Americas Securities LLC	12/02/2025	PLN	846,938	EUR	200,000	(48)
SG Americas Securities LLC	12/15/2025	PLN	7,206,441	EUR	1,700,000	(134)
SG Americas Securities LLC	12/17/2025	PLN	48,331,922	EUR	11,345,468	62,312
SG Americas Securities LLC	12/01/2025	PLN	1,467,858	USD	402,211	4
SG Americas Securities LLC	12/02/2025	PLN	99	USD	27	0
SG Americas Securities LLC	12/15/2025	PLN	24,399,291	USD	6,700,000	(15,286)
SG Americas Securities LLC	12/17/2025	PLN	19,685,121	USD	5,382,949	10,075
SG Americas Securities LLC	12/15/2025	SEK	73,739,448	EUR	6,750,000	(20,996)
SG Americas Securities LLC	12/17/2025	SEK	190,996,520	EUR	17,397,594	45,780
SG Americas Securities LLC	12/15/2025	SEK	73,360,762	NOK	78,500,000	20,630
SG Americas Securities LLC	12/01/2025	SEK	5,698,215	USD	601,013	2,647
SG Americas Securities LLC	12/02/2025	SEK	1,890,688	USD	200,000	309
SG Americas Securities LLC	12/15/2025	SEK	54,437,889	USD	5,800,000	(27,719)
SG Americas Securities LLC	12/17/2025	SEK	50,813,375	USD	5,342,526	46,147
SG Americas Securities LLC	12/01/2025	SGD	1,618,990	USD	1,248,808	845
SG Americas Securities LLC	12/02/2025	SGD	4,216	USD	3,247	7
SG Americas Securities LLC	12/15/2025	SGD	15,586,764	USD	12,000,000	44,271
SG Americas Securities LLC	12/17/2025	SGD	6,792,084	USD	5,233,169	16,077
SG Americas Securities LLC	12/17/2025	THB	3,227,548	USD	100,000	409
SG Americas Securities LLC	12/17/2025	TRY	22,000,000	USD	491,704	17,865
SG Americas Securities LLC	12/04/2025	TWD	30,718,000	USD	1,000,000	(20,819)
SG Americas Securities LLC	12/12/2025	TWD	3,139,423	USD	100,000	130
SG Americas Securities LLC	12/15/2025	TWD	6,191,100	USD	200,000	(2,496)
SG Americas Securities LLC	12/17/2025	TWD	537,569,619	USD	17,305,483	(153,911)
SG Americas Securities LLC	12/18/2025	TWD	3,107,423	USD	100,000	(848)
SG Americas Securities LLC	12/19/2025	TWD	6,199,589	USD	200,000	(2,169)
SG Americas Securities LLC	12/22/2025	TWD	34,259,094	USD	1,100,000	(6,552)
SG Americas Securities LLC	12/24/2025	TWD	3,116,450	USD	100,000	(518)
SG Americas Securities LLC	12/31/2025	TWD	6,258,700	USD	200,000	(114)
SG Americas Securities LLC	03/18/2026	TWD	1,253,014	USD	40,415	(192)
SG Americas Securities LLC	12/01/2025	USD	43,188,013	AUD	66,076,360	(103,195)
SG Americas Securities LLC	12/02/2025	USD	416,370	AUD	638,000	(1,632)
SG Americas Securities LLC	12/15/2025	USD	3,449,254	AUD	5,300,000	(23,589)
SG Americas Securities LLC	12/17/2025	USD	21,248,347	AUD	32,662,000	(153,908)
SG Americas Securities LLC	12/01/2025	USD	8,234,656	BRL	44,045,352	(10,405)
SG Americas Securities LLC	12/02/2025	USD	7,232,676	BRL	38,833,811	(34,917)
SG Americas Securities LLC	01/02/2026	USD	200,000	BRL	1,083,419	(1,355)
SG Americas Securities LLC	02/03/2026	USD	449,998	BRL	2,459,507	(3,635)
SG Americas Securities LLC	12/01/2025	USD	56,804,388	CAD	79,761,548	(281,210)
SG Americas Securities LLC	12/15/2025	USD	12,628,913	CAD	17,700,000	(48,932)
SG Americas Securities LLC	12/17/2025	USD	76,162,772	CAD	106,447,398	(90,171)
SG Americas Securities LLC	12/01/2025	USD	17,205,769	CHF	13,853,262	(49,831)
SG Americas Securities LLC	12/02/2025	USD	16,653,887	CHF	13,408,262	(49,316)
SG Americas Securities LLC	12/15/2025	USD	3,737,315	CHF	3,000,000	(6,585)
SG Americas Securities LLC	12/17/2025	USD	22,049,437	CHF	17,642,076	26,340
SG Americas Securities LLC	12/09/2025	USD	700,000	CLP	661,588,005	(12,980)
SG Americas Securities LLC	12/10/2025	USD	100,000	CLP	93,864,170	(1,157)
SG Americas Securities LLC	12/12/2025	USD	300,000	CLP	281,574,510	(3,462)
SG Americas Securities LLC	12/15/2025	USD	100,000	CLP	93,837,170	(1,136)
SG Americas Securities LLC	12/17/2025	USD	4,399,978	CLP	4,221,499,364	(150,045)
SG Americas Securities LLC	12/19/2025	USD	100,000	CLP	93,833,170	(1,139)
SG Americas Securities LLC	12/26/2025	USD	300,000	CLP	281,436,000	(3,383)
SG Americas Securities LLC	12/01/2025	USD	3,090,109	CNH	21,875,138	(5,028)
SG Americas Securities LLC	12/02/2025	USD	900,156	CNH	6,364,029	(368)
SG Americas Securities LLC	12/15/2025	USD	400,000	CNH	2,840,993	(2,405)
SG Americas Securities LLC	12/17/2025	USD	21,096,185	CNH	149,699,703	(110,811)
SG Americas Securities LLC	01/21/2026	USD	1,814,223	CNH	12,866,057	(12,399)
SG Americas Securities LLC	12/09/2025	USD	500,000	COP	1,912,054,968	(8,441)
SG Americas Securities LLC	12/12/2025	USD	100,000	COP	379,174,684	(792)
SG Americas Securities LLC	12/15/2025	USD	100,000	COP	378,632,684	(612)
SG Americas Securities LLC	12/17/2025	USD	899,996	COP	3,439,445,500	(13,729)
SG Americas Securities LLC	12/18/2025	USD	100,000	COP	375,194,684	337
SG Americas Securities LLC	12/19/2025	USD	100,000	COP	375,257,684	333
SG Americas Securities LLC	12/22/2025	USD	100,000	COP	374,860,100	474
SG Americas Securities LLC	12/01/2025	USD	80,141,284	EUR	69,175,577	(139,672)
SG Americas Securities LLC	12/02/2025	USD	1,179,526	EUR	1,019,000	(3,128)
SG Americas Securities LLC	12/15/2025	USD	4,786,951	EUR	4,125,000	(4,101)
SG Americas Securities LLC	12/17/2025	USD	39,108,329	EUR	33,726,000	(67,862)
SG Americas Securities LLC	12/01/2025	USD	97,921,688	GBP	74,047,274	(94,175)
SG Americas Securities LLC	12/02/2025	USD	96,784,549	GBP	73,225,274	(143,147)
SG Americas Securities LLC	12/15/2025	USD	573,083	GBP	437,500	(6,036)
SG Americas Securities LLC	12/17/2025	USD	39,534,428	GBP	29,930,000	(83,966)
SG Americas Securities LLC	12/01/2025	USD	99,949	HUF	32,929,300	(226)
SG Americas Securities LLC	12/02/2025	USD	13,989	HUF	4,609,037	(31)
SG Americas Securities LLC	12/17/2025	USD	329,139	HUF	109,461,624	(3,490)
SG Americas Securities LLC	12/17/2025	USD	4,250,000	IDR	70,798,405,490	(218)
SG Americas Securities LLC	12/22/2025	USD	2,200,000	IDR	36,892,208,900	(14,644)
SG Americas Securities LLC	12/15/2025	USD	100,000	ILS	327,973	(724)
SG Americas Securities LLC	12/17/2025	USD	1,550,000	ILS	5,075,594	(8,811)
SG Americas Securities LLC	12/10/2025	USD	3,900,000	INR	346,138,260	32,679
SG Americas Securities LLC	12/12/2025	USD	7,300,000	INR	648,534,190	54,837
SG Americas Securities LLC	12/17/2025	USD	35,465,497	INR	3,144,105,367	349,987
SG Americas Securities LLC	12/22/2025	USD	4,300,000	INR	381,779,258	37,142
SG Americas Securities LLC	12/26/2025	USD	900,000	INR	80,481,107	1,554
SG Americas Securities LLC	12/31/2025	USD	5,300,000	INR	473,855,318	11,702
SG Americas Securities LLC	01/02/2026	USD	1,500,000	INR	134,294,935	1,437
SG Americas Securities LLC	03/18/2026	USD	3,395,991	INR	305,591,760	1,177
SG Americas Securities LLC	12/01/2025	USD	71,310,557	JPY	11,133,806,489	12,257
SG Americas Securities LLC	12/02/2025	USD	71,252,984	JPY	11,134,072,844	(54,161)
SG Americas Securities LLC	12/15/2025	USD	7,543,019	JPY	1,162,500,000	86,513
SG Americas Securities LLC	12/17/2025	USD	65,876,337	JPY	10,052,779,178	1,379,984
SG Americas Securities LLC	12/08/2025	USD	1,500,000	KRW	2,165,925,814	26,433
SG Americas Securities LLC	12/10/2025	USD	100,000	KRW	147,199,237	(157)
SG Americas Securities LLC	12/12/2025	USD	6,100,000	KRW	8,854,882,000	74,310
SG Americas Securities LLC	12/17/2025	USD	24,213,713	KRW	34,130,719,702	981,450
SG Americas Securities LLC	12/19/2025	USD	100,000	KRW	145,775,237	762
SG Americas Securities LLC	12/22/2025	USD	5,200,000	KRW	7,590,327,846	31,926
SG Americas Securities LLC	12/24/2025	USD	1,500,000	KRW	2,198,430,000	2,973
SG Americas Securities LLC	12/26/2025	USD	6,100,000	KRW	8,972,307,000	(10,406)
SG Americas Securities LLC	03/18/2026	USD	5,765,592	KRW	8,435,154,543	(655)
SG Americas Securities LLC	12/01/2025	USD	888,925	MXN	16,307,077	(1,854)
SG Americas Securities LLC	12/02/2025	USD	913,755	MXN	16,741,386	(655)
SG Americas Securities LLC	12/15/2025	USD	2,549,892	MXN	47,000,000	(13,691)
SG Americas Securities LLC	12/17/2025	USD	6,724,288	MXN	124,485,482	(64,226)
SG Americas Securities LLC	12/01/2025	USD	399,602	NOK	4,068,939	(2,543)
SG Americas Securities LLC	12/02/2025	USD	305,669	NOK	3,108,660	(1,569)
SG Americas Securities LLC	12/15/2025	USD	200,000	NOK	2,033,508	(971)
SG Americas Securities LLC	12/17/2025	USD	4,298,101	NOK	43,850,570	(35,605)
SG Americas Securities LLC	12/01/2025	USD	657,600	NZD	1,151,512	(3,398)
SG Americas Securities LLC	12/02/2025	USD	885,133	NZD	1,550,000	(4,647)
SG Americas Securities LLC	12/15/2025	USD	6,023,640	NZD	10,600,000	(65,116)
SG Americas Securities LLC	12/17/2025	USD	37,585,880	NZD	65,699,000	(156,072)
SG Americas Securities LLC	12/17/2025	USD	100,000	PEN	336,940	(150)
SG Americas Securities LLC	12/17/2025	USD	1,700,000	PHP	99,263,461	8,095
SG Americas Securities LLC	12/22/2025	USD	900,000	PHP	53,220,788	(7,026)
SG Americas Securities LLC	12/01/2025	USD	400,601	PLN	1,466,148	(1,146)
SG Americas Securities LLC	12/02/2025	USD	203,821	PLN	745,877	(559)
SG Americas Securities LLC	12/17/2025	USD	986,801	PLN	3,618,818	(4,627)
SG Americas Securities LLC	12/01/2025	USD	600,100	SEK	5,698,216	(3,561)
SG Americas Securities LLC	12/02/2025	USD	200,882	SEK	1,907,308	(1,187)
SG Americas Securities LLC	12/15/2025	USD	900,000	SEK	8,559,834	(7,636)
SG Americas Securities LLC	12/17/2025	USD	4,338,403	SEK	41,328,709	(44,437)
SG Americas Securities LLC	12/01/2025	USD	1,247,749	SGD	1,618,992	(1,905)
SG Americas Securities LLC	12/02/2025	USD	3,250	SGD	4,216	(5)
SG Americas Securities LLC	12/17/2025	USD	25,481,602	SGD	33,094,771	(95,613)
SG Americas Securities LLC	01/21/2026	USD	996,128	SGD	1,296,773	(8,721)
SG Americas Securities LLC	12/17/2025	USD	250,000	THB	8,090,385	(1,692)
SG Americas Securities LLC	12/15/2025	USD	4,400,000	TRY	190,671,888	(23,892)
SG Americas Securities LLC	12/17/2025	USD	80,028	TRY	3,500,000	(1,040)
SG Americas Securities LLC	12/04/2025	USD	1,000,000	TWD	31,187,456	5,854
SG Americas Securities LLC	12/12/2025	USD	100,000	TWD	3,093,196	1,344
SG Americas Securities LLC	12/15/2025	USD	200,000	TWD	6,266,311	97
SG Americas Securities LLC	12/17/2025	USD	20,716,677	TWD	629,885,837	619,686
SG Americas Securities LLC	12/22/2025	USD	1,500,000	TWD	46,670,831	10,406
SG Americas Securities LLC	12/26/2025	USD	100,000	TWD	3,135,921	(117)
SG Americas Securities LLC	03/18/2026	USD	11,900,519	TWD	370,861,381	(4,421)
SG Americas Securities LLC	12/01/2025	USD	42,289	ZAR	725,698	(112)
SG Americas Securities LLC	12/15/2025	USD	1,200,000	ZAR	20,692,116	(7,694)
SG Americas Securities LLC	12/17/2025	USD	1,519,596	ZAR	26,320,968	(16,382)
SG Americas Securities LLC	12/01/2025	ZAR	725,698	USD	42,360	41
SG Americas Securities LLC	12/02/2025	ZAR	517,764	USD	30,181	69
SG Americas Securities LLC	12/15/2025	ZAR	166,870,157	USD	9,800,000	(60,638)
SG Americas Securities LLC	12/17/2025	ZAR	301,599,078	USD	17,382,735	217,285
Net Unrealized Appreciation (Depreciation)						$2,023,548

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Abbey Capital Multi Asset Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$470,251,143	$–	$–	$470,251,143
U.S. Treasury Bills	194,212,987	–	–	194,212,987
Total Investments	$664,464,130	$–	$–	$664,464,130

Other Financial Instruments:
Futures Contracts*	$40,703,523	$–	$–	$40,703,523
Forward Currency Contracts*	–	7,976,736	–	7,976,736
Total Other Financial Instruments	$40,703,523	$7,976,736	$–	$48,680,259

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(12,394,229)	$–	$–	$(12,394,229)
Forward Currency Contracts*	–	(5,953,188)	–	(5,953,188)
Total Other Financial Instruments	$(12,394,229)	$(5,953,188)	$–	$(18,347,417)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of November 30, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.